DEFERRED INCOME TAXES - Expiry Dates of Tax Losses and AMT (Details) $ in Millions	Dec. 31, 2025 USD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses, net	$ 4,059
Not later than one year [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses, net	4
Later than one year and not later than two years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses, net	122
Later than two years and not later than three years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses, net	29
Later than three years and not later than four years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses, net	3
Later than four years [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses, net	1,879
No maturity date [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses, net	2,022
Non-capital tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	4,472
Non-capital tax losses | BARBADOS
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	170
Non-capital tax losses | Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	1,867
Non-capital tax losses | Chile
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	1,212
Non-capital tax losses | Peru
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	210
Non-capital tax losses | Tanzania
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	754
Non-capital tax losses | UNITED KINGDOM
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	211
Non-capital tax losses | All other countries [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	48
Non-capital tax losses | Not later than one year [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	4
Non-capital tax losses | Not later than one year [member] | BARBADOS
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	2
Non-capital tax losses | Not later than one year [member] | Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	2
Non-capital tax losses | Not later than one year [member] | Chile
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	0
Non-capital tax losses | Not later than one year [member] | Peru
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	0
Non-capital tax losses | Not later than one year [member] | Tanzania
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	0
Non-capital tax losses | Not later than one year [member] | UNITED KINGDOM
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	0
Non-capital tax losses | Not later than one year [member] | All other countries [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	0
Non-capital tax losses | Later than one year and not later than two years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	122
Non-capital tax losses | Later than one year and not later than two years [member] | BARBADOS
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	119
Non-capital tax losses | Later than one year and not later than two years [member] | Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	3
Non-capital tax losses | Later than one year and not later than two years [member] | Chile
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	0
Non-capital tax losses | Later than one year and not later than two years [member] | Peru
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	0
Non-capital tax losses | Later than one year and not later than two years [member] | Tanzania
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	0
Non-capital tax losses | Later than one year and not later than two years [member] | UNITED KINGDOM
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	0
Non-capital tax losses | Later than one year and not later than two years [member] | All other countries [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	0
Non-capital tax losses | Later than two years and not later than three years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	29
Non-capital tax losses | Later than two years and not later than three years [member] | BARBADOS
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	2
Non-capital tax losses | Later than two years and not later than three years [member] | Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	27
Non-capital tax losses | Later than two years and not later than three years [member] | Chile
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	0
Non-capital tax losses | Later than two years and not later than three years [member] | Peru
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	0
Non-capital tax losses | Later than two years and not later than three years [member] | Tanzania
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	0
Non-capital tax losses | Later than two years and not later than three years [member] | UNITED KINGDOM
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	0
Non-capital tax losses | Later than two years and not later than three years [member] | All other countries [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	0
Non-capital tax losses | Later than three years and not later than four years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	3
Non-capital tax losses | Later than three years and not later than four years [member] | BARBADOS
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	2
Non-capital tax losses | Later than three years and not later than four years [member] | Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	1
Non-capital tax losses | Later than three years and not later than four years [member] | Chile
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	0
Non-capital tax losses | Later than three years and not later than four years [member] | Peru
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	0
Non-capital tax losses | Later than three years and not later than four years [member] | Tanzania
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	0
Non-capital tax losses | Later than three years and not later than four years [member] | UNITED KINGDOM
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	0
Non-capital tax losses | Later than three years and not later than four years [member] | All other countries [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	0
Non-capital tax losses | Later than four years [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	1,879
Non-capital tax losses | Later than four years [Member] | BARBADOS
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	45
Non-capital tax losses | Later than four years [Member] | Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	1,834
Non-capital tax losses | Later than four years [Member] | Chile
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	0
Non-capital tax losses | Later than four years [Member] | Peru
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	0
Non-capital tax losses | Later than four years [Member] | Tanzania
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	0
Non-capital tax losses | Later than four years [Member] | UNITED KINGDOM
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	0
Non-capital tax losses | Later than four years [Member] | All other countries [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	0
Non-capital tax losses | No maturity date [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	2,435
Non-capital tax losses | No maturity date [Member] | BARBADOS
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	0
Non-capital tax losses | No maturity date [Member] | Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	0
Non-capital tax losses | No maturity date [Member] | Chile
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	1,212
Non-capital tax losses | No maturity date [Member] | Peru
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	210
Non-capital tax losses | No maturity date [Member] | Tanzania
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	754
Non-capital tax losses | No maturity date [Member] | UNITED KINGDOM
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	211
Non-capital tax losses | No maturity date [Member] | All other countries [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	$ 48